Cash and Cash Equivalent (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalent [Abstract]
Schedule of Cash and Cash Equivalent
	December 31, 2023	December 31, 2022
	U.S. dollars in thousands
Denominated in NIS	$107	$229
Denominated in USD	*2,533	3,309
Denominated in EUR	-	1
Denominated in GBP	-	4
	$2,640	$3,543
(*)	Including short term bank deposit for a period of 1-2 months at an interest rate of 5%.